MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

December 21, 2016

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust (“Registrant”) File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 485(a) are a Prospectus and a Statement of Additional Information for MainStay Cornerstone Growth Fund and MainStay Emerging Markets Opportunities Fund, each a series of the Registrant, filed on Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 107 under the Investment Company Act of 1940, as amended. This filing is being made to show certain material changes to the Funds.

You may direct any questions concerning the filing to the undersigned at 201-685-6232.

No fee is required in connection with this filing.

Very truly yours,

/s/ Yi-Chia Kuo

Yi-Chia Kuo

Assistant Secretary